Business combinations (Details) (USD $)	3 Months Ended		7 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended		3 Months Ended		9 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended	7 Months Ended	0 Months Ended
	Dec. 27, 2014 store	Dec. 28, 2013	Dec. 28, 2013	Dec. 27, 2014 store	Dec. 28, 2013	Mar. 29, 2014 store	Mar. 29, 2014 store	Mar. 30, 2013 store	Mar. 31, 2012	Mar. 31, 2012	Dec. 11, 2011	May 25, 2013	Mar. 29, 2014	Aug. 31, 2012 state	Mar. 30, 2013	Dec. 12, 2011	Dec. 11, 2012
Business combinations
Number of stores	166			166		152	152	117					152		117
Consideration transferred
Cash placed in escrow							$ 1,700,000
Acquisition-related costs					671,000		671,000	1,138,000
Additional information
Revaluation of contingent consideration	28,299,000	26,604,000		73,167,000	69,310,000		91,998,000	62,609,000
Assets acquired:
Goodwill	93,097,000			93,097,000		93,097,000	93,097,000	78,033,000	46,930,000	46,930,000			93,097,000		78,033,000
Proforma information
Net revenue			41,900,000			63,400,000
Net income			3,300,000			100,000
Net sales (as reported)	130,523,000	115,438,000		299,404,000	257,382,000		345,868,000	233,203,000
As adjusted net sales					265,672,000		354,158,000	312,764,000
Net income	8,763,000	6,673,000		11,120,000	3,768,000		5,660,000	680,000
As adjusted net income					6,371,000		8,323,000	8,381,000
Successor
Consideration transferred
Acquisition-related costs										3,027,000
Additional information
Revaluation of contingent consideration										12,769,000
Proforma information
Net sales (as reported)										58,267,000
As adjusted net sales										93,031,000
Net income									(4,601,000)	(4,601,000)
As adjusted net income										4,405,000
Predecessor
Consideration transferred
Acquisition-related costs											7,336,000
Additional information
Revaluation of contingent consideration											28,145,000
Proforma information
Net sales (as reported)											110,429,000
As adjusted net sales											170,793,000
Net income											(660,000)
As adjusted net income											(27,393,000)
Trademarks
Liabilities assumed:
Useful life							6 months	1 year 1 month 6 days
Non-compete agreements
Liabilities assumed:
Useful life							4 years 8 months 12 days	4 years 10 months 24 days
Non-compete agreements | Minimum
Liabilities assumed:
Useful life							4 years
Non-compete agreements | Maximum
Liabilities assumed:
Useful life							5 years
Customer list
Liabilities assumed:
Useful life							5 years	5 years
Below-market leases
Liabilities assumed:
Useful life							10 years 4 months 24 days	6 years 8 months 12 days
Below-market leases | Minimum
Liabilities assumed:
Useful life							2 years
Below-market leases | Maximum
Liabilities assumed:
Useful life							17 years
Baskins
Business combinations
Interest acquired												100.00%
Number of stores												30
Consideration transferred
Fair value of consideration transferred												37,700,000
Cash transferred												36,000,000
Cash paid to acquiree members												13,700,000
Cash placed in escrow												2,200,000
Repayment of acquiree debt												20,100,000
Acquisition-related costs					700,000		700,000
Additional information
Contingent consideration achievement term												12 months
Number of new stores												3
Maximum cash payment if milestones are achieved												2,100,000
Actual cash payment due to achievement of milestones													2,100,000
Revaluation of contingent consideration							400,000						400,000
Assets acquired:
Cash and cash equivalents												1,935,000
Current assets												22,083,000
Property and equipment, net												5,850,000
Intangible assets acquired												5,006,000
Goodwill						15,064,000	15,064,000					15,064,000	15,064,000
Other assets												109,000
Total assets acquired												50,047,000
Liabilities assumed:
Other current liabilities												12,119,000
Line of credit - current												10,259,000
Notes payable - current												9,819,000
Contingent consideration												1,740,000
Above-market leases												83,000
Capital lease obligation												138,000
Total liabilities assumed												34,158,000
Total purchase price												15,889,000
Proforma information
As adjusted net sales					8,290,000		8,290,000	58,058,000
As adjusted net income					831,000		580,000	396,000
Baskins | Successor
Proforma information
As adjusted net sales										18,169,000
As adjusted net income										468,000
Baskins | Predecessor
Proforma information
As adjusted net sales											29,118,000
As adjusted net income											(3,831,000)
Baskins | Trademarks
Liabilities assumed:
Useful life												6 months
Baskins | Non-compete agreements
Liabilities assumed:
Useful life												4 years
Baskins | Non-compete agreements | Minimum
Liabilities assumed:
Useful life												4 years
Baskins | Non-compete agreements | Maximum
Liabilities assumed:
Useful life												5 years
Baskins | Customer list
Liabilities assumed:
Useful life												5 years
Baskins | Below-market leases | Minimum
Liabilities assumed:
Useful life												2 years
Baskins | Below-market leases | Maximum
Liabilities assumed:
Useful life												17 years
RCC
Business combinations
Interest acquired														100.00%
Number of additional states expanded into as a result of the acquisition														11
Consideration transferred
Cash transferred														43,500,000
Acquisition-related costs														1,100,000
Debt issuance costs														1,200,000
Shares issued in connection with the acquisition														296,725
Value of shares issued in connection with the acquisition														2,000,000
Assets acquired:
Cash and cash equivalents														1,500,000
Current assets														19,528,000
Property and equipment														3,616,000
Intangible assets acquired														5,002,000
Goodwill								31,103,000						31,103,000	31,103,000
Other assets														21,000
Total assets acquired														59,270,000
Liabilities assumed:
Current liabilities assumed														10,252,000
Line of credit - current														5,405,000
Below market lease liability														154,000
Total purchase price														43,459,000
Proforma information
Net revenue															35,500,000
Net income															500,000
As adjusted net sales								21,503,000
As adjusted net income							(1,100,000)	2,818,000
RCC | Successor
Proforma information
As adjusted net sales										16,595,000
As adjusted net income										413,000
RCC | Predecessor
Proforma information
As adjusted net sales											31,246,000
As adjusted net income											(7,108,000)
Boot Barn Holding Corporation
Consideration transferred
Cash transferred																88,100,000
Equity interests contributed																2,600,000
Assets acquired:
Cash and cash equivalents																2,500,000
Current assets																	71,869,000
Property and equipment																	6,228,000
Intangible assets acquired																	56,380,000
Goodwill																	46,930,000
Other assets																	336,000
Total assets acquired																	181,743,000
Liabilities assumed:
Current liabilities assumed																	36,087,000
Line of credit - current																	21,692,000
Below market lease liability																	33,214,000
Total purchase price																	90,750,000
Proforma information
As adjusted net income							3,183,000	4,487,000
Boot Barn Holding Corporation | Successor
Consideration transferred
Acquisition-related costs										3,000,000
Proforma information
As adjusted net income										8,125,000
Boot Barn Holding Corporation | Predecessor
Consideration transferred
Acquisition-related costs											7,300,000
Proforma information
As adjusted net income											$ (15,794,000)